UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds

(Exact name of registrant as specified in charter)

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067

(Address of principal executive offices)

                    (Zip code)

Harvey Neiman

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31

Date of reporting period: March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Neiman Fund

ANNUAL REPORT

March 31, 2005

Neiman Fund

Annual Report

March 31, 2005

Dear Shareholders:

We have now completed our second full year since inception. We feel confident that we have consistently adhered to the discipline of our stated investment style. We invest only in dividend paying securities and we receive cash premiums selling call options on stocks in our portfolio.

This annual report applies to our recent fiscal year, April 1, 2004 through March 31, 2005. For the year, our Fund recorded a return of 4.82%. Included in this return were distributions of dividends and capital gains to our shareholders in the amount of $0.9581 per share on June 28, 2004, and $0.3220 per share on December 28, 2004.

During this same time period the S&P 500 Index experienced a return of 6.69%.

In the last quarter of the fiscal year (January 1, 2005 through March 31, 2005), our fund experienced a decline in share price of 0.91%. The S&P 500 Index declined 2.15% during the same time period.

We feel that the recent decline in the stock market is a reflection of public sentiment and negative reaction to difficult events in our economy, such as rising interest rates, record high energy costs, a weak dollar, and increasing federal deficits. It is our opinion, that this economic weakness translated into negative sentiment of stock investors. The Neiman Fund invests primarily in well known large companies, whose stock prices are often a reflection of major market sentiment. When the stock market is down, the prices of stocks in our fund are going to be down.

However, we do not feel this is a permanent situation. Many professionals feel that our economy is still strong and healthy. We believe the earnings of well run, fundamentally sound companies will continue to remain stable and to grow. The stock market "pendulum" historically swings "back and forth." Prudent economists and portfolio managers never claim to know when the economy will regain its strength, but most feel confident that given enough time and patience, history will continue to repeat itself. The economy and the markets run in "cycles" and are likely to do so into the future.

It is our pledge to continue to exercise patience and discipline in the management of our fund, according to the policies stated in our prospectus. We will strive to invest in large, stable companies that pay steady cash dividends, and to supplement that income by generating cash from the sale of call options on stocks in our portfolio.

In the real world, the economy and the markets do not always perform as we would like. But, we hope and feel that our investment approach is appropriate to reduce the effects of bad markets, while enjoying benefits when the markets are more cooperative.

Thank you for you confidence and for your investment in the Neiman Fund.

Harvey Neiman

President

2005 Annual Report  1

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov.  Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing operating expenses including management fees and other Fund expenses. The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses  with similar costs of investing in other mutual funds. The example is based on an investment of $1,000  invested in the Fund on September 30, 2004 and held through March 31, 2005.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a sharholder for the period. In order to assist shareholders in comparing the ongoing expenses of  investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                                                       Expenses Paid

                                                                    Beginning                    Ending                    During the Period*

                                                                Account Value           Account Value             September 30, 2004

                                                 September 30, 2004     March 31, 2005                 March 31, 2005

Actual                                   $1,000.00                  $1,036.48                             $8.89

Hypothetical                          $1,000.00                  $1,016.21                             $8.80

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by  the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2005 Annual Report  2

NEIMAN FUND

Neiman Fund By Industry Sectors

Industry Sector

                    Percentage of Net Assets

  1. Commercial Banks

4.79%

  2. Auto Controls For Regulating Residential & Comml Environments

            3.34%

  3. Canned, Frozen & Preserved Fruit, Veg & Food Specialties

3.97%

  4. Construction Machinery & Equipment

            4.10%

  5. Electric & Other Services

3.29%

  6. Electronic & Other Electrical

3.24%

  7. Food and Kindred Products

4.69%

  8. Lumber & Wood Products

4.92%

  9. Motor Vehicles & Passenger Car

2.64%

10. National Commercial Banks

9.95%

11. Paper Mills

3.30%

12. Petroleum Refining

8.20%

13. Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)

            3.68%

14. Search, Detection, Navigation, Guidance, Aeronautical Systems

            3.47%

15. Services - Miscellaneous Amuseme

4.06%

16. Unit Investment Trust

            9.42%

17. Cash & Equivalents Net of Liabilities in Excess of Other Assets                     22.94%

PROXY VOTING GUIDELINES

Neiman Capital Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund's Statement of Additional Information, which is available on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov..

2005 Annual Report  3

NEIMAN FUND

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE ONE YEAR PERIOD ENDED

MARCH 31, 2005

3/31/05 NAV $20.65

                                                                                Since

                                                      1 Year(A)                             Inception(A)

Neiman Fund

      4.82%

                                5.10%

S&P 500(B)

      6.69%

                              20.02%

(A)1Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Inception date of the Neiman Fund was April 1, 2003.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

2005 Annual Report  4

Neiman Fund

		Schedule of Investments
		March 31, 2005
Shares/Principal Amount			Market Value	% of Assets

COMMON STOCKS
Auto Controls For Regulating Residential & Commercial Environments
2,000	Honeywell, Inc.*		$ 74,420	3.34%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
2,400	H.J. Heinz Co. *		88,416	3.97%

Commercial Banks
3,084	J.P. Morgan Chase & Co.		106,706	4.79%

Construction Machinery & Equipment
1,000	Caterpillar, Inc. *		91,440	4.10%

Electric & Other Services
1,600	Exelon Corp. *		73,424	3.29%

Electronic & Other Electrical
2,000	General Electric Co.		72,120	3.24%

Food and Kindred Products
1,600	Altria Group		104,624	4.69%

Lumber & Wood Products
1,600	Weyerhaeuser Co. *		109,600	4.92%

Motor Vehicles & Passenger Car
2,000	General Motors Corp.		58,780	2.64%

National Commercial Banks
1,600	Bank of America Corp.		70,560
1,500	Citigroup, Inc. *		67,410
1,400	Wells Fargo *		83,720
			221,690	9.95%

Paper Mills
2,000	International Paper		73,580	3.30%

Petroleum Refining
1,600	Chevron Texaco Corp. *		93,296
1,500	Exxon Mobil *		89,400
			182,696	8.20%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
1,600	duPont (E.I) deNemours & Co. *		81,984	3.68%

Search, Detection, Navigation, Guidance, Aeronautical Systems
2,000	Raytheon Co. *		77,400	3.47%

Services-Miscellaneous Amuseme
1,400	Harrah's Entertainment *		90,412	4.06%

Total for Common Stocks (Cost $1,518,944)			1,507,292	67.64%

UNIT INVESTMENT TRUSTS
2,000	DIAMONDS Trust * (Cost $214,645)		209,980	9.42%

Total for Unit Investment Trusts			209,980	9.42%

Cash Equivalents
574,165	First American Prime Obligation Fund		574,165	25.76%
	Class-S Rate 1.97% ** (Cost $574,165)

	Total Investments		2,291,437	102.82%
	(Identified Cost $2,307,754)

	Liabilities in excess of Other Assets		(62,775)	-2.82%

	Net Assets		$ 2,228,662	100.00%

CALL/PUT OPTIONS WRITTEN
		Shares Subject
Underlying Security		to Call	Fair Value
Expiration Date/Exercise Price

Altria Group
June 2005 Calls @ 70.00		600	$ 810
September 2005 Calls @ 70.00		1,000	2,600
			3,410

* Portion of the Securities is pledged as collateral for call options written.

** Variable Rate Security; The coupon rate shown represents the rate at

    March 31, 2005.

The accompanying notes are an integral part of the

financial statements.

2005 Annual Report  5

Neiman Fund

	Schedule of Investments
	March 31, 2005
Shares/Principal Amount		Market Value	% of Assets

CALL/PUT OPTIONS WRITTEN
	Shares Subject
Underlying Security	to Call	Fair Value
Expiration Date/Exercise Price

Citigroup
June 2005 Calls @ 50.00	500	50
September 2005 Calls @ 60.00	500	200
		250

Caterpillar, Inc.
August 2005 Calls @ 95.00	1,000	4,000

Chevron Texaco Corp.
June 2005 Calls @ 65.00	600	330
September 2005 Calls @ 50.00	600	3,420
		3,750
DIAMONDS Trust
June 2005 Calls @ 112.00	1,000	350

duPont E.I. DeNemours & Co.
July 2005 Calls @ 47.50	800	3,760
January 2006 Calls @ 50.00	800	3,520
		7,280
Exelon Corp.
July 2005 Calls @ 45.00	600	1,200

Exxon Mobil
January 2006 Calls @ 45.00	1,000	15,900

Harrah's Entertainment
May 2005 Calls @ 70.00	700	595
August 2005 Calls @ 75.00	700	770
		1,365
H.J. Heinz Co.
January 2006 Calls @ 40.00	1,800	1,260

Honeywell, Inc.
June 2005 Calls @ 37.50	1,000	1,500
January 2006 Calls @ 40.00	1,000	2,050
		3,550

Raytheon Co.
August 2005 Calls @ 40.00	1,000	1,250

Wells Fargo
July 2005 Calls @ 60.00	600	1,110

Weyerhaeuser Co.
April 2005 Calls @ 65.00	1,000	3,700

Total (Premiums Received $27,258)(Note 9)		$ 48,375

The accompanying notes are an integral part of the

financial statements.

2005 Annual Report  6

Neiman Fund

Statement of Assets and Liabilities
March 31, 2005

Assets:
Investment Securities at Market Value	$ 2,291,437
(Cost $2,307,754)
Cash	1,000
Receivables:
Dividends and Interest	4,104
Total Assets	2,296,541
Liabilities
Accrued Expenses	18,110
Accrued Fund Accounting and Transfer Agency Fees	1,394
Covered Call Options Written (premiums received $27,258)	48,375
Total Liabilities	67,879
Net Assets	$ 2,228,662
Net Assets Consist of:
Paid In Capital	2,173,278
Accumulated Undistributed Net Investment Income	3,863
Realized Gain (Loss) on Investments - Net	88,955
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	(37,434)
Net Assets, for 107,923 Shares Outstanding	$ 2,228,662
(Unlimited number of shares authorized zero par value)
Net Asset Value and Redemption Price
Per Share ($2,228,662/107,923 shares)	$ 20.65

Statement of Operations
For the year ended March 31, 2005
Investment Income:
Dividends	$ 48,932
Interest	4,635
Total Investment Income	53,567
Expenses: (Note 3)
Investment adviser fees	35,774
Administration fees	24,002
Transfer agent fees & accounting	16,301
Legal fees	16,401
Audit fees	14,498
Custody fees	3,701
Printing and postage expense	600
Trustees fees	3,000
Miscellaneous expense	2,405
Insurance expense	1,175
Total Expenses	117,857
Less:
Expense Waiver / Expense Reimbursement (Note 3)	(82,083)
Net Expenses	35,774
Net Investment Income	17,793

Realized and Unrealized Gain (Loss) on Investments & Options:
Realized Gain (Loss) on Investments	75,178
Realized Gain (Loss) on Options	32,936
Change In Unrealized Appreciation (Depreciation) on Investments	2,033
Change In Unrealized Appreciation (Depreciation) on Options	(30,856)
Net Realized and Unrealized Gain (Loss) on Investments & Options	79,291

Net Increase (Decrease) in Net Assets from Operations	$ 97,084

The accompanying notes are an integral part of the

financial statements.

2005 Annual Report  7

Neiman Fund

Statement of Changes in Net Assets
	4/1/2004	4/1/2003*
	to	to
	3/31/2005	3/31/2004
From Operations:
Net Investment Income	$ 17,793	$ 11,702
Net Realized Gain (Loss) on Investments	75,178	61,337
Net Realized Gain (Loss) on Options	32,936	26,768
Change in Net Unrealized Appreciation (Depreciation)	(28,823)	(8,610)
Increase (Decrease) in Net Assets from Operations	97,084	91,197
From Distributions to Shareholders:
Net Investment Income	(16,232)	(9,400)
Net Realized Gain from Security Transactions	(107,264)	0
Change in Net Assets from Distributions	(123,496)	(9,400)
From Capital Share Transactions:
Proceeds From Sale of Shares	270,452	1,873,212
Shares Issued on Reinvestment of Dividends	123,496	9,400
Cost of Shares Redeemed	(23,146)	(180,137)
Net Increase from Shareholder Activity	370,802	1,702,475

Net Increase (Decrease) in Net Assets	344,390	1,784,272

Net Assets at Beginning of Period	1,884,272	100,000
Net Assets at End of Period	$ 2,228,662	$ 1,884,272

Share Transactions:
Issued	13,017	93,485
Reinvested	6,114	447
Redeemed	(1,111)	(9,029)
Net increase (decrease) in shares	18,020	84,903
Shares outstanding beginning of period	89,903	5,000
Shares outstanding end of period (Including accumulated	107,923	89,903
undistributed net investment income of $3,863 and $2,302)

Financial Highlights
Selected data for a share outstanding throughout the period:	4/1/2004	4/1/2003*
	to	to
	3/31/2005	3/31/2004
Net Asset Value -
Beginning of Period	$ 20.96	$ 20.00
Net Investment Income	0.17	0.17
Net Gains or Losses on Securities
(realized and unrealized)	0.80	0.90
Total from Investment Operations	0.97	1.07

Distributions (From Net Investment Income)	(0.16)	(0.11)
Distributions (From Capital Gains)	(1.12)	0.00
Total Distributions	(1.28)	(0.11)

Net Asset Value -
End of Period	$ 20.65	$ 20.96
Total Return **	4.82%	5.36%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	2,229	1,884

Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	5.76%	7.25%
Ratio of Net Investment Income to Average Net Assets	-3.14%	-4.69%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	0.87%	0.81%

Portfolio Turnover Rate	95.23%	215.61%

* Commencement of operations.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
of dividends.

The accompanying notes are an integral part of the

financial statements.

2005 Annual Report  8

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUND

March 31, 2005

1.) ORGANIZATION:

Neiman Fund (the "Fund"), formerly Neiman Enhanced Dividend Fund, is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company.  The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there is only one series authorized by the Trust. Prior to July 27, 2004 Neiman Fund was named Neiman Enhanced Dividend Fund. Neiman Capital Management, LLC is the adviser to the Fund (the "Adviser").  The Fund's primary investment objective is to seek income from dividends and premiums from covered call options. Capital appreciation is a secondary objective.  Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

2005 Annual Report  9

Notes to the Financial Statements – continued

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.  It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an Investment Advisory Agreement with Neiman Capital Management, LLC  (the "Adviser").  Under the terms of the Investment Advisory Agreement , the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. The Adviser receives an annual investment management fee from the Fund of 1.75% of the average daily net assets of the Fund. For the year ended March 31, 2005, the Adviser earned management fees totaling $35,774.

The Adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.75% of the Fund’s average daily net assets through March 31, 2006. For the year ended March 31,2005, the Adviser waived and/or reimbursed $82,083 to the Fund.

4.) RENEWAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Investment Advisory Agreement (the "Agreement") was renewed by the Board at a meeting held on March 16, 2005. In approving the Agreement the Board of Trustees considered and evaluated the following factors: (i) the investment performance of the Fund and the investment adviser; (ii) the nature, extent and quality of the services provided by the investment adviser to the fund;  (iii) the cost of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board met with Harvey Neiman and Daniel Neiman of the Adviser to discuss the terms of the Agreement. The Board reviewed the history of the Adviser, including its background and investment management experience, as well as the Fund's performance since inception on April 1, 2003, the Adviser's investment and research strategy and the Adviser's financial strength. The Fund had a total return of 11.48% since inception to December 31, 2004.  For the one year period ended December 31, 2004 the Fund had a total return of 5.50%. The Board compared the performance of the Fund with that of its peer group. The Fund’s peer group consisted of 57 funds with average assets of approximately $5 million and average total returns for the period ended December 31, 2004 of

2005 Annual Report  10

Notes to the Financial Statements – continued

13.25%. While the fund’s performance trailed its peers, the Board considered the fact that the Fund is smaller than the average fund in the peer group and is a covered call fund. As a result, a comparison to the entire peer group, which consists mainly of standard equity funds, may not be entirely appropriate. Therefore, the Board gave greater consideration to the performance of the only covered call fund in the peer group. That covered call fund had a total return of 5.52% for the one year period ended December 31, 2004, which is comparable to the Fund’s total return of 5.50%. The Board also noted that the covered call fund is substantially larger than the Fund, with $6 million in assets. As of December 31, 2004, the Fund had total assets of $2 million.

The Board gave careful consideration to factors deemed relevant to the Trust and the Fund as well as the nature, extent and quality of the services to be provided by the Adviser and the performance of the Fund since commencement of operations. The Trustees analyzed the Adviser's experience and the capabilities of the portfolio manager.

As to the cost of the services to be provided, the Adviser provided information showing that the direct expenses attributed to managing the Fund far outstripped advisory fees paid to the Adviser by the Fund. Because of contributions made by the Adviser to cover Fund expenses, the Adviser showed no profit for the twelve-month period ended March 31, 2004 and the six-month period ended September 30, 2004. The Board reviewed information regarding the fee structures of 57 comparable funds and acknowledged that the Fund's expense ratio (after waivers and reimbursement of expenses) of 1.75% was reasonable as compared to that of its peer group. The average expense ratio of comparable funds was 1.64%. The Trustees also took into consideration the fact that the Adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund at 1.75%.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees noted that the Adviser represented to the Board that the Adviser anticipated that the expense ratio of the Fund would be reduced as the Fund grows, benefiting shareholders.

The Trustees discussed the performance of the Fund and the Adviser's compensation. Based upon the information provided, it was the Board's consensus that the fee to be paid to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the Agreement was in the best interest of the Fund's shareholders.

5.) RELATED PARTY TRANSACTIONS

Certain officers and directors of Neiman Capital Management, LLC are also officers and/or Trustees of the Trust.  The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agency services.  An officer and shareholder of MSS also is an officer of the Trust.  For the year ended March 31, 2005,  MSS earned $16,301 for fund accounting and transfer agency services.  At March 31, 2005, the Fund owed $1,394 to MSS.

6.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares. Paid in capital at March 31, 2005 was $2,173,278 representing 107,923 shares outstanding.

7.) INVESTMENT TRANSACTIONS

For the year ended March 31, 2005 purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,614,500 and $1,604,024 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at March 31, 2005 was $2,307,754, and proceeds received from options was $27,258.

2005 Annual Report  11

Notes to the Financial Statements – continued

At March 31, 2005, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

        Appreciation                           (Depreciation)               Net Appreciation (Depreciation)

            $71,774                                 ($109,208)                                   ($37,434)

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2005, Harvey Neiman and related parties beneficially own, in the aggregate, 76.04% of the Fund, and therefore may be deemed to control the Fund.

9.) OPTIONS WRITTEN

As of March 31, 2005, Fund portfolio securities valued at $854,644 were pledged as collateral for options written by the Fund.

Transactions in written options written during the year ended March 31, 2005 were as follows:

Number of

Premiums

 Contracts

 Received

Options outstanding at March 31, 2004

           155

   $26,794

Options written

           550

   $78,703

Options terminated in closing purchase transactions

                                   (55)

                ($6,569)

Options expired

         (211)

  ($30,925)

Options exercised

                                                                     (271)

              ($40,745)

Options outstanding at March 31, 2005

                                               168

                $27,258

10.) DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid were as follows:

Distributions paid from:

                                                    Year ended                  Year ended

                                                 March 31, 2005            March 31, 2004

      Ordinary Income:

                             $   16,232                    $     9,400

Short-term Capital Gain

                    107,264                                 0

Long-term Capital Gain                                                        0                                  0

                                                                            $  123,496                    $      9,400

As of March 31, 2005, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary

income                                                     $    72,137

Undistributed long-term capital

gain/(accumulated losses)                               20,681

Unrealized appreciation/(depreciation)                          (37,434)

                                                                           $    55,384

2005 Annual Report  12

Cohen McCurdy

            826 Westpoint Pkwy., Suite 1250

Certified Public Accountants

Westlake, Ohio 44145

Phone: (440) 835-8500

Fax: (440) 835-1093

www.cohenmccurdy.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees

Neiman Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Neiman Fund as of March 31, 2005, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the Fund's custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neiman Fund as of March 31, 2005, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

May 25, 2005

2005 Annual Report  13

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust.  The names of the Trustees and executive officers of the Trust are shown below.  Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed.  Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees

Name, Address(1), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee
Harvey Neiman(2), 10/7/43	President and Trustee	Since 2003	From 1993 through 1999 Harvey Neiman was a licensed stock broker, serving with Merrill Lynch, later Morgan Stanley Dean Witter, and later AG Edwards. In 1999 he formed Neiman Capital Management LLC, the adviser to the Fund, and he has been managing portfolios since that time.	1	None
Daniel Neiman(2), Year of birth: 1/29/77	Treasurer, Secretary, and Trustee	Since 2003	Daniel Neiman has been a manager at Neiman Capital Management LLC since 1999. Prior to 1999 he was a student at Humboldt State University.	1	None

(1)The address of each trustee and officer is c/o Neiman Funds, 6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067.

(2)Harvey Neiman is the father of Daniel Neiman. Harvey Neiman and Daniel Neiman are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Independent Trustees

Name, Address(3), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee
Darla Clark, 7/27/50	Independent Trustee	Since 2003	Bank Officer, Senior Vice President of Regents Bank (2001-Present); Bank Officer Scripps Bank (1995-2001).	1	None
Suzanne Cowan Dimeff, 2/3/53	Independent Trustee	Since 2003	Attorney at Dimeff Law Offices, Tax & Estate Planning Attorney (2000-Present); Attorney at Casey-Gerry Reed and Schenk Law Firm (1989-1999).	1	None
Luke Fairfield, 11/28/76	Independent Trustee	Since 2003	Chief Financial Officer/ Controller at Southwest Greens, a Construction Co. (2002-Present); Certified Public Accountant/ Supervisor at Considine & Considine, a Certified Public Accounting Firm (1998-2002).	1	None

(3)The address of each trustee is c/o Neiman Funds, 6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067.

2005 Annual Report  14

Board of Trustees

Darla Clark

Suzanne Cowan Dimeff

Luke Fairfield

Daniel Neiman

Harvey Neiman

Investment Adviser

Neiman Capital Management, LLC

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH 45201

Fund Administrator

Premier Fund Solutions Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Pkwy., Ste 1250

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Neiman Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d)  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 3/31/05	FYE 3/31/04
Audit Fees	$13,536	$12,295
Audit-Related Fees	$0	$422
Tax Fees	$895	$850
All Other Fees	$0	$510

Nature of Audit-Related Fees: out of pocket and consent fees.

Nature of Tax Fees: preparation of tax statements.

Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2)  None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)  The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant,  for the last two years.

Non-Audit Related Fees	FYE 3/31/05	FYE 3/31/04
Registrant	$895	$1,360
Registrant’s Investment Adviser	$0	$0

(h)  Not applicable. The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Filed herewith.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certifications pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By : /s/ Harvey Neiman

Harvey Neiman

President

Date:        6/7/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Harvey Neiman

Harvey Neiman

President

Date:        6/7/2005

By : /s/ Daniel Neiman

Daniel Neiman

Chief Financial Officer

Date:          6/7/05